Equity Incentive Plans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 12, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 189,000	$ 100,000	$ 257,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	412,500
Conversion of Stock, Exchange Ratio Per Share				$ 0.8981
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement, Maximum Contractual Term	10 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	150,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	412,500	67,500	62,861
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months 0 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	33,918
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 8 months 3 days
The 2005 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	552,891
The 2005 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	221,154
The 2012 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	504,794
The 2012 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	201,918